American Funds Inflation Linked Bond Fund®
Investment portfolio
February 28, 2021
unaudited
Bonds, notes & other debt instruments 96.92% U.S. Treasury bonds & notes 81.29% U.S. Treasury inflation-protected securities 77.95%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2021[1]	$97,809	$98,495
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	225,352	229,722
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	274,607	282,454
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	110,017	112,607
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	18,009	18,735
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	33,796	35,418
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	30,219	32,343
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	33,502	36,238
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	658	711
U.S. Treasury Inflation-Protected Security 0.50% 2024[1,2]	190,437	206,043
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	107,164	116,087
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	424,710	459,928
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	100,384	109,689
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	126,354	137,234
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	284,800	314,084
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	32,403	38,028
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	136,914	150,452
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	180,322	201,243
U.S. Treasury Inflation-Protected Security 2.00% 2026[1,2]	136,481	161,992
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	192,725	215,622
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	107,396	119,304
U.S. Treasury Inflation-Protected Security 2.375% 2027[1,2]	196,578	242,633
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	242,233	271,832
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	75,841	92,012
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	224,221	248,930
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	70,557	81,742
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,426	3,138
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	684,710	751,277
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	549,263	600,903
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	377,210	411,912
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	54,229	79,276
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	51,738	76,520
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	57,635	68,527
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	11,329	13,160
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	72,755	97,661
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	123,883	148,488
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	106,459	134,242
U.S. Treasury Inflation-Protected Security 0.875% 2047[1]	156,780	194,139
U.S. Treasury Inflation-Protected Security 1.00% 2048[1]	128,967	165,097
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	32,709	42,129
U.S. Treasury Inflation-Protected Security 0.25% 2050[1,2]	64,300	69,403
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	591,386	614,090
		7,483,540
American Funds Inflation Linked Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 3.34%	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2026	$70,000	$68,883
U.S. Treasury 0.875% 2030	142,000	135,493
U.S. Treasury 4.375% 2039	29,000	40,482
U.S. Treasury 1.875% 2041	12,000	11,721
U.S. Treasury 2.875% 2043	6,260	7,205
U.S. Treasury 3.375% 2044	4,100	5,103
U.S. Treasury 1.625% 2050[2]	58,435	52,046
		320,933
Total U.S. Treasury bonds & notes		7,804,473
Bonds & notes of governments & government agencies outside the U.S. 6.55%
China (People’s Republic of), Series INBK, 2.85% 2027	CNY73,280	11,111
China (People’s Republic of), Series IMBK, 3.28% 2027	256,090	39,695
China (People’s Republic of), Series INBK, 2.68% 2030	657,940	96,606
China (People’s Republic of), Series INBK, 3.27% 2030	164,690	25,575
China Development Bank Corp., Series 2004, 3.43% 2027	66,990	10,326
China Development Bank Corp., Series 1805, 4.04% 2028	267,870	42,441
China Development Bank Corp., Series 1805, 4.88% 2028	146,140	24,401
Colombia (Republic of) 5.00% 2045	$600	652
European Stability Mechanism 2.125% 2022[3]	40,000	41,297
European Stability Mechanism 0.375% 2025[3]	26,412	25,870
Italy (Republic of) 0.10% 2023[1]	€72,026	89,260
Japan, Series 18, 0.10% 2024[1]	¥2,229,550	21,079
Japan, Series 20, 0.10% 2025[1]	4,296,750	40,664
Peru (Republic of) 2.392% 2026	$2,730	2,843
PETRONAS Capital Ltd. 3.50% 2030[3]	5,490	6,041
PETRONAS Capital Ltd. 4.55% 2050[3]	5,775	6,924
Philippines (Republic of) 1.648% 2031	18,830	17,874
Philippines (Republic of) 2.65% 2045	18,235	16,505
Spain (Kingdom of) 1.25% 2030	€24,490	32,058
United Kingdom 0.125% 2041[1]	£8,481	18,402
United Mexican States, Series M20, 10.00% 2024	MXN110,000	6,203
United Mexican States, Series M, 5.75% 2026	521,500	25,636
United Mexican States, Series M, 7.50% 2027	110,000	5,820
United Mexican States, Series M, 8.00% 2047	418,544	21,943
		629,226
Corporate bonds, notes & loans 4.72% Energy 1.21%
Energy Transfer Partners, LP 6.00% 2048	$10,000	11,666
Equinor ASA 3.625% 2028	13,165	14,867
MPLX LP 4.00% 2028	2,430	2,717
MPLX LP 4.70% 2048	10,000	10,976
ONEOK, Inc. 6.35% 2031	15,014	19,004
ONEOK, Inc. 7.15% 2051	5,564	7,550
Petróleos Mexicanos 7.47% 2026	MXN30	1
Sabine Pass Liquefaction, LLC 4.20% 2028	$2,225	2,500
Sabine Pass Liquefaction, LLC 4.50% 2030	12,053	13,811
TransCanada PipeLines Ltd. 4.10% 2030	19,103	21,828
Williams Companies, Inc. 3.50% 2030	9,898	10,765
		115,685
American Funds Inflation Linked Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.77%	Principal amount (000)	Value (000)
Consumers Energy Co. 4.05% 2048	$8,570	$10,183
Duke Energy Corp. 0.90% 2025	6,850	6,783
Entergy Corp. 2.80% 2030	4,425	4,628
Entergy Corp. 3.75% 2050	4,700	4,943
Exelon Corp. 4.05% 2030	4,725	5,417
Exelon Corp. 4.70% 2050	1,300	1,625
Mississippi Power Co. 4.25% 2042	1,660	1,910
Public Service Electric and Gas Co. 2.05% 2050	5,365	4,512
Public Service Enterprise Group Inc. 3.20% 2049	8,250	8,690
Tampa Electric Co. 4.45% 2049	8,070	9,960
Virginia Electric and Power Co. 3.80% 2028	7,925	8,985
Virginia Electric and Power Co. 2.875% 2029	2,800	3,039
Wisconsin Electric Power Co. 4.30% 2048	2,600	3,208
		73,883
Consumer discretionary 0.77%
Alibaba Group Holding Ltd. 2.125% 2031	15,196	14,829
Boston University 4.061% 2048	2,075	2,521
Duke University 2.832% 2055	5,000	5,104
Home Depot, Inc. 2.95% 2029	8,408	9,148
Home Depot, Inc. 4.50% 2048	1,240	1,563
Massachusetts Institute of Technology 2.294% 2051	22,000	20,502
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,950	5,020
Yale University 1.482% 2030	15,000	14,786
		73,473
Information technology 0.75%
Apple Inc. 2.40% 2050	30,000	26,247
Broadcom Inc. 5.00% 2030	17,063	19,855
Global Payments Inc. 2.90% 2030	6,972	7,287
PayPal Holdings, Inc. 1.65% 2025	11,647	11,970
PayPal Holdings, Inc. 3.25% 2050	6,210	6,533
		71,892
Consumer staples 0.46%
Anheuser-Busch InBev NV 3.50% 2030	7,500	8,296
Anheuser-Busch InBev NV 4.50% 2050	10,000	11,551
Conagra Brands, Inc. 4.85% 2028	6,400	7,650
Keurig Dr Pepper Inc. 4.057% 2023	10,650	11,472
Keurig Dr Pepper Inc. 5.085% 2048	4,291	5,564
		44,533
Health care 0.41%
Becton, Dickinson and Company 3.70% 2027	7,700	8,637
Cigna Corp. 4.90% 2048	7,175	9,083
Sharp HealthCare 2.68% 2050	17,500	16,760
Trinity Health Corp 2.632% 2040	5,000	4,871
		39,351
American Funds Inflation Linked Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.22%	Principal amount (000)	Value (000)
General Electric Co. 3.625% 2030	$2,625	$2,868
General Electric Co. 4.25% 2040	6,400	7,116
General Electric Co. 4.35% 2050	6,275	6,991
United Technologies Corp. 4.125% 2028	3,265	3,767
		20,742
Materials 0.10%
Air Products and Chemicals, Inc. 1.50% 2025	6,427	6,576
Air Products and Chemicals, Inc. 2.05% 2030	3,284	3,341
		9,917
Real estate 0.03%
American Campus Communities, Inc. 3.875% 2031	2,892	3,213
Total corporate bonds, notes & loans		452,689
Asset-backed obligations 2.35%
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[3,4,5]	5,500	5,500
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,4]	2,575	2,584
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,4]	4,958	5,006
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,4]	811	807
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[3,4]	7,479	7,591
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[3,4,5]	2,266	2,266
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,4]	14,646	14,689
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,4]	4,503	4,582
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,4]	29,114	29,634
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,4]	3,994	4,030
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,4]	24,117	24,536
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[3,4,5]	7,175	7,175
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.581% 2029[3,4,5]	6,355	6,355
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.16% 2030[3,4,5]	2,296	2,296
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.188% 2028[3,4,5]	23,169	23,209
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.125% 2029[3,4,5]	7,685	7,685
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[3,4,5]	3,001	3,001
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,4]	6,250	6,459
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[3,4,5]	4,214	4,214
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[3,4,5]	4,485	4,485
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,4]	11,394	11,594
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[3,4]	5,686	5,774
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[3,4]	7,132	7,194
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,4]	28,938	29,369
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,4]	5,985	6,071
		226,106
American Funds Inflation Linked Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 1.18% Collateralized mortgage-backed obligations (privately originated) 1.15%	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	$8,761	$8,860
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.93% 2053[3,4,5]	18,650	18,694
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.018% 2053[3,4,5]	7,191	7,205
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.779% 2054[3,4,5]	40,721	40,782
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	4,037	4,119
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,4,5]	—[6]	—[6]
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,4,5]	40	41
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,4]	29,460	30,129
		109,830
Commercial mortgage-backed securities 0.03%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[4]	3,000	3,142
Total mortgage-backed obligations		112,972
Municipals 0.83% Florida 0.38%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	18,085	18,365
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	17,885	18,273
		36,638
California 0.28%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,610
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	9,200	9,139
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	10,100	9,865
		26,614
Michigan 0.10%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	9,715	9,841
Illinois 0.07%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	879	913
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	125	140
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	5,000	5,289
		6,342
Total municipals		79,435
Total bonds, notes & other debt instruments (cost: $8,727,850,000)		9,304,901
American Funds Inflation Linked Bond Fund — Page 5 of 12

unaudited
Short-term securities 2.79% Money market investments 2.79%	Shares	Value (000)
Capital Group Central Cash Fund 0.09%[7,8]	2,675,897	$267,617
Total short-term securities (cost: $267,616,000)		267,617
Total investment securities 99.71% (cost: $8,995,466,000)		9,572,518
Other assets less liabilities 0.29%		28,262
Net assets 100.00%		$9,600,780
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 2/28/2021[10] (000)	Unrealized (depreciation) appreciation at 2/28/2021 (000)
90 Day Euro Dollar Futures	Short	9,910	March 2021	$(2,477,500)	$(2,473,040)	$(592)
90 Day Euro Dollar Futures	Long	13,348	December 2022	3,337,000	3,322,150	47
2 Year U.S. Treasury Note Futures	Short	19	July 2021	(3,800)	(4,195)	3
5 Year Euro-Bobl Futures	Short	5,290	March 2021	€(529,000)	(856,615)	6,406
5 Year U.S. Treasury Note Futures	Long	9,139	July 2021	$913,900	1,132,950	(1,323)
10 Year Ultra U.S. Treasury Note Futures	Short	11,245	June 2021	(1,124,500)	(1,656,880)	16,240
10 Year U.S. Treasury Note Futures	Short	14,661	June 2021	(1,466,100)	(1,945,790)	21,028
20 Year U.S. Treasury Bond Futures	Long	5,734	June 2021	573,400	912,960	(10,313)
30 Year Euro-Buxl Futures	Long	753	March 2021	€75,300	190,628	(10,036)
30 Year Ultra U.S. Treasury Bond Futures	Long	251	June 2021	$25,100	47,455	(8)
						$21,452
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 2/28/2021 (000)
Purchases (000)	Sales (000)
CAD145,483	NZD158,400	Morgan Stanley	3/4/2021	$(131)
AUD226,050	NZD237,565	Morgan Stanley	3/8/2021	2,287
NZD122,817	AUD114,050	Morgan Stanley	3/8/2021	983
NZD119,790	AUD112,000	Morgan Stanley	3/8/2021	373
USD42,170	MXN850,320	Morgan Stanley	3/9/2021	1,576
USD11,830	SEK100,000	Barclays Bank PLC	3/9/2021	(14)
USD3,957	EUR3,300	Morgan Stanley	3/9/2021	(26)
JPY1,466,000	USD13,920	Bank of New York Mellon	3/9/2021	(166)
USD20,429	GBP14,882	Barclays Bank PLC	3/9/2021	(306)
USD171,420	AUD223,900	Standard Chartered Bank	3/9/2021	(868)
NOK734,000	EUR71,545	UBS AG	3/11/2021	(1,696)
MXN188,802	USD9,233	Citibank	3/12/2021	(223)
MXN441,735	USD21,852	Citibank	3/12/2021	(771)
MXN831,276	USD40,927	Citibank	3/12/2021	(1,258)
MXN1,128,100	USD55,299	Morgan Stanley	3/12/2021	(1,465)
MXN1,223,089	USD60,795	Standard Chartered Bank	3/12/2021	(2,428)
USD44,305	PHP2,142,231	HSBC Bank	3/15/2021	174
USD64,925	PHP3,143,478	HSBC Bank	3/15/2021	168
USD43,417	PHP2,099,929	HSBC Bank	3/15/2021	158
USD39,731	PHP1,923,790	JPMorgan Chase	3/15/2021	100
American Funds Inflation Linked Bond Fund — Page 6 of 12

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 2/28/2021 (000)
Purchases (000)	Sales (000)
USD54,003	IDR768,916,800	Standard Chartered Bank	3/15/2021	$88
USD24,379	PHP1,181,210	HSBC Bank	3/15/2021	46
USD15,709	PHP760,480	Morgan Stanley	3/15/2021	43
USD15,693	PHP759,750	Citibank	3/15/2021	42
USD1,641	PHP79,432	Citibank	3/15/2021	4
USD3,923	IDR55,989,180	Citibank	3/15/2021	(2)
USD29,401	IDR419,558,028	Citibank	3/15/2021	(17)
USD37,521	IDR535,435,992	Citibank	3/15/2021	(23)
COP4,664,079	USD1,355	HSBC Bank	3/15/2021	(77)
COP14,219,000	USD4,042	Citibank	3/15/2021	(146)
COP44,603,082	USD12,958	HSBC Bank	3/15/2021	(735)
COP48,468,224	USD14,056	Citibank	3/15/2021	(773)
COP120,588,000	USD33,854	Morgan Stanley	3/15/2021	(808)
COP53,372,757	USD15,443	HSBC Bank	3/15/2021	(817)
PHP5,162,400	USD107,326	HSBC Bank	3/15/2021	(978)
COP74,325,458	USD21,586	HSBC Bank	3/15/2021	(1,218)
COP96,614,400	USD28,020	Morgan Stanley	3/15/2021	(1,544)
COP113,152,000	USD32,664	HSBC Bank	3/15/2021	(1,655)
USD24,536	CLP17,867,000	Standard Chartered Bank	3/16/2021	(155)
USD138,013	CNH888,800	HSBC Bank	3/18/2021	1,177
JPY1,992,700	EUR15,565	Goldman Sachs	3/18/2021	(92)
JPY4,942,779	USD46,765	Citibank	3/18/2021	(384)
EUR18,762	MXN460,000	HSBC Bank	3/19/2021	717
USD9,274	CNH60,112	Citibank	3/22/2021	22
USD29,404	KRW32,489,550	Citibank	3/23/2021	486
USD40,300	EUR33,131	Goldman Sachs	3/25/2021	297
RUB6,641,000	USD89,207	Goldman Sachs	4/20/2021	(671)
USD80,707	JPY8,382,000	Citibank	4/21/2021	2,020
USD14,027	GBP10,300	Morgan Stanley	4/21/2021	(327)
USD27,329	GBP20,000	JPMorgan Chase	4/21/2021	(543)
USD133,598	GBP98,075	Barclays Bank PLC	4/21/2021	(3,079)
				$(12,635)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 2/28/2021 (000)
3-month USD-LIBOR	2.367%	3/28/2021	$68,800	$(130)	$—	$(130)
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	6,652	—	6,652
0.207%	U.S. EFFR	2/26/2024	2,517,000	(5,587)	—	(5,587)
0.2815%	U.S. EFFR	3/1/2024	125,000	(5)	—	(5)
0.2505%	U.S. EFFR	3/1/2024	125,500	(123)	—	(123)
U.S. EFFR	0.11%	5/18/2024	978,900	5,949	—	5,949
6.23%	28-day MXN-TIIE	3/28/2025	MXN1,280,750	2,440	—	2,440
U.S. EFFR	0.126%	6/25/2025	$148,300	2,710	—	2,710
U.S. EFFR	0.1275%	6/25/2025	148,300	2,701	—	2,701
U.S. EFFR	0.106%	6/30/2025	165,539	3,199	—	3,199
American Funds Inflation Linked Bond Fund — Page 7 of 12

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 2/28/2021 (000)
3-month USD-LIBOR	1.867%	7/11/2025	$274,100	$(7,211)	$—	$(7,211)
(0.445)%	6-month EURIBOR	12/3/2025	€344,500	(2,814)	—	(2,814)
(0.452)%	6-month EURIBOR	12/3/2025	344,500	(2,955)	—	(2,955)
3-month SEK-STIBOR	0.154%	2/5/2026	SKr724,100	896	—	896
3-month SEK-STIBOR	0.159%	2/8/2026	726,200	884	—	884
3-month SEK-STIBOR	0.1625%	2/8/2026	722,800	865	—	865
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(394)	—	(394)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr1,134,200	1,275	—	1,275
3-month SEK-STIBOR	0.179%	2/9/2026	567,200	624	—	624
3-month SEK-STIBOR	0.185%	2/11/2026	568,700	610	—	610
3-month SEK-STIBOR	0.189%	2/11/2026	568,800	597	—	597
3-month USD-LIBOR	0.64%	3/30/2027	$127,000	3,204	—	3,204
U.S. EFFR	2.045%	11/2/2027	33,700	(2,428)	—	(2,428)
2.91%	3-month USD-LIBOR	2/1/2028	70,300	4,550	—	4,550
2.908%	3-month USD-LIBOR	2/1/2028	70,300	4,544	—	4,544
2.925%	3-month USD-LIBOR	2/1/2028	56,200	3,679	—	3,679
2.92%	3-month USD-LIBOR	2/2/2028	53,200	3,467	—	3,467
28-day MXN-TIIE	6.95%	3/22/2030	MXN775,250	(2,053)	—	(2,053)
U.S. EFFR	0.666%	11/19/2030	$118,200	6,919	—	6,919
3-month USD-LIBOR	1.83%	8/17/2031	58,000	(1,128)	—	(1,128)
3-month USD-LIBOR	2.986%	2/1/2038	33,900	(1,867)	—	(1,867)
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	(2,235)	—	(2,235)
3-month USD-LIBOR	2.963%	2/1/2038	42,200	(2,242)	—	(2,242)
3-month USD-LIBOR	2.967%	2/2/2038	32,800	(1,754)	—	(1,754)
U.S. EFFR	0.6193%	4/6/2050	30,300	7,746	—	7,746
U.S. EFFR	0.60602%	4/6/2050	13,870	3,589	—	3,589
U.S. EFFR	0.61692%	4/6/2050	12,500	3,202	—	3,202
0.9199%	3-month USD-LIBOR	5/11/2050	47,820	(11,092)	—	(11,092)
6-month EURIBOR	0.0897%	6/4/2050	€22,000	2,208	—	2,208
1.14875%	3-month USD-LIBOR	10/16/2050	$59,500	(10,710)	—	(10,710)
1.1295%	3-month USD-LIBOR	10/19/2050	27,400	(5,058)	—	(5,058)
6-month EURIBOR	0.0175%	12/3/2050	€57,050	7,211	—	7,211
6-month EURIBOR	0.006%	12/3/2050	5,400	704	—	704
6-month EURIBOR	0.071%	1/14/2051	51,920	5,593	—	5,593
6-month EURIBOR	0.068%	1/15/2051	56,080	6,102	—	6,102
					$—	$32,334
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 2/28/2021 (000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$3,270,000	$(67,787)	$(77,008)	$9,221
American Funds Inflation Linked Bond Fund — Page 8 of 12

unaudited
Investments in affiliates8

	Value of affiliate at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2021 (000)	Dividend income (000)
Short-term securities 2.79%
Money market investments 2.79%
Capital Group Central Cash Fund 0.09%[7]	$357,194	$1,736,929	$1,826,506	$—[6]	$—	$267,617	$99
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $144,852,000, which represented 1.51% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $416,068,000, which represented 4.33% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 2/28/2021.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Funds Inflation Linked Bond Fund — Page 9 of 12

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $9,094,582,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $998,103,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $24,562,051,000 and $986,667,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
American Funds Inflation Linked Bond Fund — Page 10 of 12

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,804,473	$—	$7,804,473
Bonds & notes of governments & government agencies outside the U.S.	—	629,226	—	629,226
Corporate bonds, notes & loans	—	452,689	—	452,689
Asset-backed obligations	—	226,106	—	226,106
Mortgage-backed obligations	—	112,972	—	112,972
Municipals	—	79,435	—	79,435
Short-term securities	267,617	—	—	267,617
Total	$267,617	$9,304,901	$—	$9,572,518
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,724	$—	$—	$43,724
Unrealized appreciation on open forward currency contracts	—	10,761	—	10,761
Unrealized appreciation on interest rate swaps	—	92,120	—	92,120
Unrealized appreciation on credit default swaps	—	9,221	—	9,221
Liabilities:
Unrealized depreciation on futures contracts	(22,272)	—	—	(22,272)
Unrealized depreciation on open forward currency contracts	—	(23,396)	—	(23,396)
Unrealized depreciation on interest rate swaps	—	(59,786)	—	(59,786)
Total	$21,452	$28,920	$—	$50,372
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
CLP = Chilean pesos	NOK = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	NZD = New Zealand dollars
COP = Colombian pesos	PHP = Philippine pesos
EFFR = Effective Federal Funds Rate	Ref. = Refunding
EUR/€ = Euros	Rev. = Revenue
EURIBOR = Euro Interbank Offered Rate	RUB = Russian rubles
Facs. = Facilities	SEK/SKr = Swedish kronor
Fin. = Finance	STIBOR = Stockholm Interbank Offered Rate
G.O. = General Obligation	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	USD/$ = U.S. dollars
IDR = Indonesian rupiah
American Funds Inflation Linked Bond Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-060-0421O-S78142	American Funds Inflation Linked Bond Fund — Page 12 of 12